Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses [Abstract]
Customer deposits	$ 28,618	$ 28,201
Accrued compensation	31,786	28,449
Accrued rebates	10,272	6,165
Accrued telecommunications	5,196	4,141
Accrued outside services	7,722	10,566
Accrued insurance	5,338	4,779
Accrued income, sales and other taxes	3,183	3,271
Accrued interest	1,828	1,935
Interest rate swap agreement	2,567	2,575
Accrued liabilities for purchases of property and equipment	2,833	6,462
Current portion of contingent consideration	11,548	5,484
Current portion of tax receivable agreement obligations to related parties	945	974
Pass-through payments	48,072	12,704
Other accrued liabilities	15,298	15,443
Accrued expenses, total	$ 175,206	$ 131,149